Intangible assets	3 Months Ended
Mar. 31, 2025
Intangible assets
Intangible assets

6. Intangible assets

Cost	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2023	$1,227	$25,386	$4,746	$5,787	$1,031	$38,177
Additions	-	100	-	-	639	739
Transfer from prepaid expenses					795	795
Effect of movements in exchange rates	107	2,238	417	509	147	3,418
At December 31, 2024	$1,334	$27,724	$5,163	$6,296	$2,612	$43,129
Additions	58	-	-	96	-	154
Effect of movements in exchange rates	(2)	(25)	(5)	(6)	(3)	(41)
At March 31, 2025	$1,390	$27,699	$5,158	$6,386	$2,609	$43,242

Accumulated amortization	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2023	$366	$21,042	$4,441	$2,270	$76	$28,195
Amortization	182	620	53	746	275	1,876
Effect of movements in exchange rates	56	1,890	389	296	31	2,662
At December 31, 2024	$770	$23,657	$4,830	$3,979	$539	$33,775
Amortization	48	162	14	197	112	533
Effect of movements in exchange rates	(1)	(21)	(4)	(3)	(1)	(30)
At March 31, 2025	$817	$23,798	$4,840	$4,173	$650	$34,278

Carrying amounts	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2024	$564	$4,067	$333	$2,317	$2,073	$9,354
At March 31, 2025	$573	$3,901	$318	$2,213	$1,959	$8,964

During the year ended December 31, 2024, the Company reclassified $795 from prepaid expenses to intangible assets in connection with the successful implementation of a technology transfer to its contracted manufacturing organization. This transfer enabled the production of the Company’s AGGRASTAT® bolus vial at the contracted manufacturing facility. Following this achievement, the Company commenced commercialization of the product manufactured at the new facility during the fourth quarter of 2024. The Company has elected to amortize this asset over a period of 7 years, with 6.50 years remaining as at March 31, 2025.

Intangible assets acquired in connection with the acquisition of Gateway Pharmacy, see note 3 above, are amortized over the following periods based on their anticipated useful life:

Intangible asset	Estimated useful life
Pharmacy license	7 years
Customer list	7 years

The Company had determined there were no indicators of impairment as at March 31, 2025.

As at March 31, 2025, intangible assets pertaining to AGGRASTAT® were fully amortized.